Income tax	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax	Income tax
(a)    Deferred income tax
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the year
	2022	2021	2022	2021	2020

Tax losses carryforwards	575,120	108,138	455,221	100,756	(9,764)
Goodwill on business combinations (i)	6,376	12,429	(6,053)	(10,409)	535
Provisions for IFAs’ commissions	71,986	76,974	(4,988)	(17,570)	26,503
Revaluations of financial assets at fair value	(214,456)	173,740	(239,041)	190,520	(42,039)
Expected credit losses (ii)	58,208	43,931	14,277	24,487	13,778
Profit sharing plan	269,949	260,865	9,084	96,057	23,672
Net gain on hedge instruments	(11,169)	28,124	(39,293)	7,137	57,371
Share-based compensation	566,721	385,594	181,127	269,618	113,025
Other provisions	178,104	154,340	23,764	86,845	34,211
Total	1,500,839	1,244,135	256,704	747,441	217,292
Deferred tax assets	1,611,882	1,273,069
Deferred tax liabilities	(111,043)	(28,934)

(i)For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.
(ii)Include expected credit loss on accounts receivable, loan operations and other financial assets.
The changes in the net deferred tax were recognized as follows:

	2022	2021	2020

At January 1	1,244,135	496,695	279,401
Foreign exchange variations	5,786	(16,950)	6,373
Charges to statement of income	397,792	387,551	196,498
Tax relating to components of other comprehensive income	(146,874)	376,839	14,423
At December 31	1,500,839	1,244,135	496,695
Unrecognized deferred taxes
Deferred tax assets are recognized for tax losses to the extent that the realization of the related tax benefit against future taxable profits is probable. The Group did not recognize deferred tax assets of R$12,705 (2021 - R$39,446) mainly in respect of losses from subsidiaries overseas and that can be carried forward and used against future taxable income.
(b)    Income tax expense reconciliation
The tax on the Group's pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the year ended December 31:

	2022	2021	2020

Income before taxes	3,444,656	3,815,174	2,421,413
Combined tax rate in Brazil (a)	34.00%	34.00%	34.00%
Tax expense at the combined rate	1,171,183	1,297,159	823,280

Loss (income) from entities not subject to deferred taxation	245	554	(12,470)
Effects from entities taxed at different rates	62,596	146,377	35,377
Effects from entities taxed at different taxation regimes (b)	(1,343,757)	(1,128,400)	(443,579)
Intercompany transactions with different taxation regimes	(46,674)	(79,055)	(74,289)
Tax incentives	(5,346)	(21,036)	(14,354)
Non-deductible expenses (non-taxable income)	3,758	25,216	49,640
Effect from Social Contribution on net equity rate increase	985	—	—
Others	21,455	(18,101)	(23,681)
Total	(135,555)	222,714	339,924

Current	262,237	610,265	536,422
Deferred	(397,792)	(387,551)	(196,498)
Total expense	(135,555)	222,714	339,924

(a)Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operating entities of XP Inc. in Brazil.
(b)Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.
Other comprehensive income
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax

Foreign exchange variation of investees located abroad	57,439	—	57,439
Gains (losses) on net investment hedge	(91,762)	31,199	(60,563)
Changes in the fair value of financial assets at fair value	40,979	(16,776)	24,203
As of December 31, 2020	6,656	14,423	21,079

Foreign exchange variation of investees located abroad	20,977	—	20,977
Gains (losses) on net investment hedge	(29,701)	10,942	(18,758)
Changes in the fair value of financial assets at fair value	(914,914)	365,897	(549,017)
As of December 31, 2021	(923,638)	376,839	(546,798)

Foreign exchange variation of investees located abroad	(19,645)	—	(19,645)
Gains (losses) on net investment hedge	26,154	(8,902)	17,252
Changes in the fair value of financial assets at fair value	356,078	(137,972)	218,106
As of December 31, 2022	362,587	(146,874)	215,713